Financial instruments - Additional Information (Detail)	12 Months Ended			12 Months Ended		0 Months Ended												0 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Utility Services USD ($)	Dec. 31, 2014 Generation CAD	Dec. 31, 2013 Generation CAD	Nov. 14, 2014 Bonds Plan	Nov. 14, 2014 Bonds Plan CAD	Dec. 31, 2014 Senior Unsecured Notes Generation 4.82% Senior Unsecured Notes CAD	Dec. 31, 2013 Senior Unsecured Notes Generation 4.82% Senior Unsecured Notes CAD	Dec. 31, 2012 Senior Unsecured Notes Generation 4.82% Senior Unsecured Notes CAD	Dec. 31, 2014 Senior Unsecured Notes Generation 4.65% Senior Unsecured Notes CAD	Jan. 31, 2014 Senior Unsecured Notes Generation 4.65% Senior Unsecured Notes CAD	Dec. 31, 2013 Senior Unsecured Notes Generation 4.65% Senior Unsecured Notes CAD	Dec. 31, 2014 Interest rate swaps Not designated as a hedge CAD	Dec. 31, 2013 Interest rate swaps Not designated as a hedge CAD	Dec. 31, 2014 Energy contracts CAD	Dec. 31, 2013 Energy contracts CAD	Nov. 14, 2014 Cash flow hedge Interest rate swaps	Dec. 31, 2014 Cash flow hedge Interest rate swaps CAD	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 Weighted Average	Dec. 31, 2014 Red Lily CAD	Dec. 31, 2013 Red Lily CAD
Derivative [Line Items]
Estimated discount rate used to measure fair value of conversion option																							9.00%	9.00%
Derivative assets, fair value
Forward price																				16.62	113.93	39.72
Term of forward-starting interest rate swap																		10 years
Debt instrument, term						10 years
Long-term debt	1,280,023,000	1,255,588,000					135,000,000
Change in fair value recorded in OCI																			4,684,000
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months	10,132,000
Debt instrument, face value								150,000,000	150,000,000	150,000,000	200,000,000	200,000,000	200,000,000
Other comprehensive income, foreign currency translation adjustment loss	(100,548,000)	(81,597,000)		28,537,000	5,771,000
Fixed interest rate														4.47%
Notional amount														60,513,000
Derivative liability														1,383,000	3,180,000
Major customer revenue percentage	80.00%
Revenue collection period	45 days
Accounts receivable balances			119,866,000
Derivative, collateral held by third parties																156,000	7,344,000
Cash on hand	9,273,000
Available for drawn on senior debt facilities	485,927,000
Other comprehensive income, foreign currency loss	2,727,000	1,607,000